UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glenrock Inc.
Address: 623 Fifth Ave, Suite 3101
         New York, New York  10022

13F File Number:  028-13765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Katz
Title:     President
Phone:     212-808-7387

Signature, Place, and Date of Signing:

 /s/     Michael Katz     New York, New York     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $96,609 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104     2142   350000 SH  CALL SOLE                   350000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1102   180000 SH       SOLE                   180000        0        0
CITIGROUP INC                  COM NEW          172967424     1178    46000 SH       SOLE                    46000        0        0
COBALT INTL ENERGY INC         COM              19075F106     5975   775000 SH       SOLE                   775000        0        0
CREDIT SUISSE GROUP            SPONSORED ADR    225401108     1286    49000 SH       SOLE                    49000        0        0
DELL INC                       COM              24702R101     3182   225000 SH       SOLE                   225000        0        0
DEUTSCHE BANK AG               NAMEN AKT        D18190898     1281    37000 SH       SOLE                    37000        0        0
GENCORP INC                    COM              368682100    10713  2386000 SH       SOLE                  2386000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1182    12500 SH       SOLE                    12500        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     4692   400000 SH       SOLE                   400000        0        0
HASBRO INC                     COM              418056107     8381   257000 SH  CALL SOLE                   257000        0        0
HOLOGIC INC                    COM              436440101     5552   365000 SH       SOLE                   365000        0        0
HUNTINGTON INGALLS INDS INC    COM              446413106     7187   295400 SH       SOLE                   295400        0        0
INTERPUBLIC GROUP COS INC      COM              460690100     4680   650000 SH       SOLE                   650000        0        0
JPMORGAN CHASE & CO            COM              46625H100     1175    39000 SH       SOLE                    39000        0        0
MEMC ELECTR MATLS INC          COM              552715104     3028   577800 SH       SOLE                   577800        0        0
MICROSOFT CORP                 COM              594918104     3734   150000 SH       SOLE                   150000        0        0
MORGAN STANLEY                 COM NEW          617446448     2270   168000 SH       SOLE                   168000        0        0
NORTHGATE MINERALS CORP        COM              666416102     4109  1245000 SH       SOLE                  1245000        0        0
OMNICARE INC                   COM              681904108     4069   160000 SH       SOLE                   160000        0        0
ST JOE CO                      COM              790148100     7345   490000 SH       SOLE                   490000        0        0
SUNTRUST BKS INC               COM              867914103     3590   200000 SH       SOLE                   200000        0        0
SUPERVALU INC                  COM              868536103     3996   600000 SH       SOLE                   600000        0        0
SYMANTEC CORP                  COM              871503108     4760   292000 SH       SOLE                   292000        0        0